Income taxes: - Recognized deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Recognized deferred tax assets and liabilities
Tax assets	$ 1,017	$ 2,536
Set off of tax assets	(836)	(2,316)
Tax assets, net	181	220
Tax liabilities	(836)	(2,316)
Set off of tax liabilities	836	2,316
Tax assets (liabilities)	181	220
Net tax assets (liabilities)	181	220
Total losses carried forward
Recognized deferred tax assets and liabilities
Tax assets	1,017	2,536
Tax assets (liabilities)	1,017	2,536
Right of use assets
Recognized deferred tax assets and liabilities
Tax liabilities	(152)	(226)
Tax assets (liabilities)	(152)	(226)
Trade and other receivables
Recognized deferred tax assets and liabilities
Tax liabilities	(4)	(4)
Tax assets (liabilities)	(4)	(4)
IPR&D asset
Recognized deferred tax assets and liabilities
Tax liabilities	(680)	(2,086)
Tax assets (liabilities)	$ (680)	$ (2,086)